Sales of Vessels	6 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Sales of Vessels
Sales of Vessels
The Company's consolidated statements of loss for the three and six months ended June 30, 2018 include a net gain on sale of vessels of $0.2 million relating to one lightering support vessel which was sold and delivered to its buyer in the second quarter of 2018.

The Company’s consolidated statements of loss for the three and six months ended June 30, 2017 include a net loss on sale of vessels of $0.2 million and $4.6 million, respectively, relating to one Aframax tanker and one lightering support vessel, which were sold in the second quarter of 2017, and two Suezmax tankers, which were sold in the first quarter of 2017.

In June 2017, the Aframax tanker was sold and delivered to its buyer. The Company recognized a loss on sale of the vessel of $0.2 million in the three months ended June 30, 2017. The vessel was written down to its agreed sales price in the three months ended March 31, 2017, resulting in a loss on sale of the vessel of $2.8 million.

In January 2017, one Suezmax tanker was sold and delivered to its buyer resulting in the Company recognizing a loss on the sale of the vessel of $0.3 million in the six months ended June 30, 2017. The sale of one Suezmax tanker was completed in March 2017, and the Company recognized a loss on sale of the vessel of $1.5 million in the six months ended June 30, 2017.